Summary of Quantitative Information About Significant Unobservable Inputs Used in Level Three Fair Value Measurements (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value	6,303,965	6,368,261
Structured settlement annuity reinsurance agreement | Stochastic cash flow model
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value	84,561	27,826
Structured settlement annuity reinsurance agreement | Weighted average | Stochastic cash flow model
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Ultimate reinvestment spreads	1.556%	1.575%
Structured settlement annuity reinsurance agreement | Minimum | Stochastic cash flow model
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Ultimate reinvestment spreads	1.309%	1.339%
Structured settlement annuity reinsurance agreement | Maximum | Stochastic cash flow model
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Ultimate reinvestment spreads	1.984%	1.984%
ARS backed by student loans | Discounted cash flow model
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value		19,149
ARS backed by student loans | Minimum | Discounted cash flow model
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Anticipated date liquidity will return to the market (in months)		36 months
ARS backed by student loans | Minimum | Weighted average | Discounted cash flow model
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Anticipated date liquidity will return to the market (in months)		39 months
ARS backed by student loans | Maximum | Discounted cash flow model
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Anticipated date liquidity will return to the market (in months)		54 months
ARS backed by student loans | Maximum | Weighted average | Discounted cash flow model
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Anticipated date liquidity will return to the market (in months)		51 months